Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000040835
Shareholder Report [Line Items]
Fund Name	Retirement 2050 Fund
Class Name	Investor Class
Trading Symbol	TRRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2050 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2050 Fund - Investor Class	$70	0.62%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,416	10,445	10,389
2016	10,431	10,693	10,435
2017	11,167	11,520	11,135
2017	11,770	11,769	11,551
2017	12,197	12,123	11,882
2017	12,864	13,074	12,647
2018	13,121	13,389	12,842
2018	13,121	13,542	12,928
2018	13,496	14,577	13,394
2018	12,787	13,797	12,655
2019	13,252	14,065	12,990
2019	13,125	13,880	12,788
2019	13,787	14,768	13,333
2019	14,547	15,934	14,227
2020	13,921	15,036	13,411
2020	13,931	15,471	13,353
2020	15,866	17,935	15,002
2020	17,006	18,966	15,976
2021	18,424	20,347	17,123
2021	19,864	22,264	18,550
2021	20,705	23,861	19,222
2021	20,254	23,961	18,909
2022	19,231	22,849	18,387
2022	17,914	21,444	17,424
2022	16,961	20,692	16,515
2022	17,647	21,373	17,122
2023	17,561	21,004	17,247
2023	17,988	21,880	17,550
2023	19,200	23,745	18,624
2023	19,373	24,067	18,798
2024	21,303	27,012	20,523
2024	22,171	27,916	21,236
2024	23,377	29,953	22,528
2024	24,197	32,367	23,221
2025	23,999	31,748	23,151
2025	24,306	31,578	23,659
2025	26,111	34,698	25,520
2025	27,438	36,765	26,789
2026	29,361	37,150	28,383
2026	30,676	40,876	30,086

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2050 Fund (Investor Class)	26.21%	9.08%	11.86%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2050 Index (Strategy Benchmark)	27.16	10.15	11.64

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 18,504,832,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 89,982,000
InvestmentCompanyPortfolioTurnover	23.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$18,504,832 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	67.6%
International Equity Funds	28.8
Domestic Bond Funds	2.3
International Bond Funds	0.6
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.6%
T. Rowe Price Value Fund	15.9
T. Rowe Price U.S. Large-Cap Core Fund	9.0
T. Rowe Price Equity Index 500 Fund	8.9
T. Rowe Price International Value Equity Fund	8.2
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Stock Fund	6.6
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000040836
Shareholder Report [Line Items]
Fund Name	Retirement 2050 Fund
Class Name	Advisor Class
Trading Symbol	PARFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2050 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2050 Fund - Advisor Class	$98	0.87%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,404	10,445	10,389
2016	10,420	10,693	10,435
2017	11,144	11,520	11,135
2017	11,743	11,769	11,551
2017	12,164	12,123	11,882
2017	12,811	13,074	12,647
2018	13,060	13,389	12,842
2018	13,052	13,542	12,928
2018	13,420	14,577	13,394
2018	12,709	13,797	12,655
2019	13,163	14,065	12,990
2019	13,027	13,880	12,788
2019	13,681	14,768	13,333
2019	14,425	15,934	14,227
2020	13,791	15,036	13,411
2020	13,791	15,471	13,353
2020	15,698	17,935	15,002
2020	16,819	18,966	15,976
2021	18,207	20,347	17,123
2021	19,617	22,264	18,550
2021	20,437	23,861	19,222
2021	19,977	23,961	18,909
2022	18,963	22,849	18,387
2022	17,648	21,444	17,424
2022	16,697	20,692	16,515
2022	17,359	21,373	17,122
2023	17,267	21,004	17,247
2023	17,681	21,880	17,550
2023	18,853	23,745	18,624
2023	19,014	24,067	18,798
2024	20,899	27,012	20,523
2024	21,726	27,916	21,236
2024	22,902	29,953	22,528
2024	23,694	32,367	23,221
2025	23,483	31,748	23,151
2025	23,763	31,578	23,659
2025	25,508	34,698	25,520
2025	26,801	36,765	26,789
2026	28,652	37,150	28,383
2026	29,919	40,876	30,086

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2050 Fund (Advisor Class)	25.90%	8.81%	11.58%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2050 Index (Strategy Benchmark)	27.16	10.15	11.64

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 18,504,832,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 89,982,000
InvestmentCompanyPortfolioTurnover	23.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$18,504,832 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	67.6%
International Equity Funds	28.8
Domestic Bond Funds	2.3
International Bond Funds	0.6
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.6%
T. Rowe Price Value Fund	15.9
T. Rowe Price U.S. Large-Cap Core Fund	9.0
T. Rowe Price Equity Index 500 Fund	8.9
T. Rowe Price International Value Equity Fund	8.2
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Stock Fund	6.6
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000040837
Shareholder Report [Line Items]
Fund Name	Retirement 2050 Fund
Class Name	R Class
Trading Symbol	RRTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2050 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2050 Fund - R Class	$126	1.12%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	R Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,400	10,445	10,389
2016	10,408	10,693	10,435
2017	11,129	11,520	11,135
2017	11,716	11,769	11,551
2017	12,123	12,123	11,882
2017	12,767	13,074	12,647
2018	13,009	13,389	12,842
2018	12,992	13,542	12,928
2018	13,345	14,577	13,394
2018	12,630	13,797	12,655
2019	13,073	14,065	12,990
2019	12,928	13,880	12,788
2019	13,574	14,768	13,333
2019	14,302	15,934	14,227
2020	13,668	15,036	13,411
2020	13,659	15,471	13,353
2020	15,537	17,935	15,002
2020	16,640	18,966	15,976
2021	17,998	20,347	17,123
2021	19,387	22,264	18,550
2021	20,176	23,861	19,222
2021	19,707	23,961	18,909
2022	18,691	22,849	18,387
2022	17,389	21,444	17,424
2022	16,440	20,692	16,515
2022	17,080	21,373	17,122
2023	16,984	21,004	17,247
2023	17,374	21,880	17,550
2023	18,520	23,745	18,624
2023	18,669	24,067	18,798
2024	20,499	27,012	20,523
2024	21,299	27,916	21,236
2024	22,445	29,953	22,528
2024	23,197	32,367	23,221
2025	22,980	31,748	23,151
2025	23,246	31,578	23,659
2025	24,930	34,698	25,520
2025	26,178	36,765	26,789
2026	27,976	37,150	28,383
2026	29,194	40,876	30,086

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Retirement 2050 Fund (R Class)	25.59%	8.53%	11.31%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2050 Index (Strategy Benchmark)	27.16	10.15	11.64

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 18,504,832,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 89,982,000
InvestmentCompanyPortfolioTurnover	23.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$18,504,832 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	67.6%
International Equity Funds	28.8
Domestic Bond Funds	2.3
International Bond Funds	0.6
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.6%
T. Rowe Price Value Fund	15.9
T. Rowe Price U.S. Large-Cap Core Fund	9.0
T. Rowe Price Equity Index 500 Fund	8.9
T. Rowe Price International Value Equity Fund	8.2
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Stock Fund	6.6
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244829
Shareholder Report [Line Items]
Fund Name	Retirement 2050 Fund
Class Name	I Class
Trading Symbol	TRJLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retirement 2050 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2050 Fund - I Class	$50	0.44%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2050 Index, glide path effect contributed to results for the period. Despite bouts of volatility, global equity markets advanced significantly over the year, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	519,814	520,373	520,572
2/29/24	572,069	584,038	568,366
5/31/24	595,689	603,581	588,090
8/31/24	628,693	647,631	623,894
11/30/24	651,019	699,825	643,066
2/28/25	646,009	686,440	641,128
5/31/25	654,601	682,760	655,205
8/31/25	703,175	750,215	706,730
11/30/25	739,524	794,917	741,882
2/28/26	791,599	803,247	786,042
5/31/26	827,409	883,801	833,182

Average Annual Return [Table Text Block]
Table Summary
	1 Year	Since Inception 11/13/23
Retirement 2050 Fund (I Class)	26.40%	21.87%
Russell 3000 Index (Regulatory Benchmark)	29.45	25.07
S&P Target Date 2050 Index (Strategy Benchmark)	27.16	22.21

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 18,504,832,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 89,982,000
InvestmentCompanyPortfolioTurnover	23.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$18,504,832 Number of Portfolio Holdings26
Holdings [Text Block]
Table Summary
Domestic Equity Funds	67.6%
International Equity Funds	28.8
Domestic Bond Funds	2.3
International Bond Funds	0.6
Short-Term and Other	0.7

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	16.6%
T. Rowe Price Value Fund	15.9
T. Rowe Price U.S. Large-Cap Core Fund	9.0
T. Rowe Price Equity Index 500 Fund	8.9
T. Rowe Price International Value Equity Fund	8.2
T. Rowe Price Overseas Stock Fund	7.5
T. Rowe Price International Stock Fund	6.6
T. Rowe Price Real Assets Fund	5.8
T. Rowe Price Emerging Markets Discovery Stock Fund	3.3
T. Rowe Price Emerging Markets Stock Fund	3.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless